IFRS 9 Impairment - Model Sensitivity (Detail) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Upward shift
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In pp		0.01	0.01
Unemployment Rates in pp		(0.005)	(0.005)
Real Estate Prices in %	[1]	0.05	0.05
Equities in %		0.10	0.10
Credit Spreads in %		(0.40)	(0.40)
Commodities in %	[2]	0.10	0.10
ECL impact in € m.
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In mn		€ (71.9)	€ (76.3)
Unemployment Rates in mn		(48.8)	(49.4)
Real Estate Prices in mn	[1]	(31.6)	(35.3)
Equities in mn		(16.7)	(17.1)
Credit Spreads in mn		(19.0)	(19.5)
Commodities in mn	[2]	€ (8.1)	€ (6.9)
Downward shift
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In pp		(0.01)	(0.01)
Unemployment Rates in pp		0.005	0.005
Real Estate Prices in %	[1]	(0.05)	(0.05)
Equities in %		(0.10)	(0.10)
Credit Spreads in %		0.40	0.40
Commodities in %	[2]	(0.10)	(0.10)
ECL impact in € m.
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In mn		€ 82.7	€ 87.2
Unemployment Rates in mn		52.4	51.6
Real Estate Prices in mn	[1]	37.2	40.1
Equities in mn		23.5	23.7
Credit Spreads in mn		21.0	21.6
Commodities in mn	[2]	€ 8.9	€ 7.4

[1]	For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3, reference is made to the Key Risk
Theme section on Commercial Real Estate above

[2]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4%; 1% (percentage change), e.g., Real estate price shifts from 100 to 101